Fees Summary	Apr. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,917,000
Previously Paid Amount	0.00
Total Fee Amount	752.79
Total Offset Amount	0.00
Net Fee	752.79
Narrative - Max Aggregate Offering Price	$ 4,917,000
Final Prospectus	true